Trade and Other Receivables	12 Months Ended
Mar. 31, 2018
Trade And Other Current Receivables [Abstract]
Trade and other receivables
5.	Trade and other receivables:

	March 31,	March 31,
	2018	2017

Trade receivables	$4,926,632	$7,390,701
Sales taxes receivable	215,184	153,652
Accrued and other receivables	426,488	6,015,116
Grants receivables	22,543	—
	$5,590,847	$13,559,469

The Corporation’s exposure to credit and currency risks related to trade and other receivables is presented in note 21 (b).